Taxes on Income - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income before taxes on income, as reported in the statements of income	$ 89,827	$ 77,118	$ 65,550
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 20,660	$ 17,737	$ 15,077
Foreign and preferred enterprise tax rates differences	(9,119)	(1,907)	(5,579)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	4,715	(350)	(289)
Non-deductible expenses	394	1,658	1,100
Decrease in uncertain tax positions, net	(811)	(2,293)	2,855
Undistributed earnings	924	(260)	(461)
Others	744	(334)	(84)
Taxes on income, as reported in the statements of income	$ 17,507	$ 14,251	$ 12,619